Schedule of investments
Delaware U.S. Growth Fund	January 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.43%♦
Communication Services — 10.94%
Charter Communications Class A †	184,584	$112,145,855
Match Group †	740,719	103,596,959
Netflix †	151,112	80,450,518
		296,193,332
Consumer Discretionary — 14.07%
Airbnb Class A †	335,525	61,612,456
Amazon.com †	50,040	160,438,248
NIKE Class B	709,907	94,836,476
Starbucks	662,558	64,142,240
		381,029,420
Financials — 2.65%
KKR & Co.	1,844,291	71,835,135
		71,835,135
Healthcare — 11.81%
Edwards Lifesciences †	1,105,668	91,306,063
Illumina †	192,797	82,216,353
Intuitive Surgical †	110,559	82,658,331
Veeva Systems Class A †	230,717	63,779,407
		319,960,154
Industrials — 8.79%
Uber Technologies †	3,157,766	160,825,023
Waste Management	694,275	77,286,693
		238,111,716
Materials — 2.41%
Ball	741,651	65,280,121
		65,280,121
Technology — 48.76%
Adobe †	118,543	54,383,972
Autodesk †	214,092	59,395,544
Coupa Software †	234,738	72,738,264
Datadog Class A †	676,641	69,524,863
Mastercard Class A	338,132	106,947,770
Microsoft	981,546	227,679,410
Paycom Software †	221,410	84,078,233
PayPal Holdings †	544,636	127,613,661
ServiceNow †	211,492	114,873,995
Snowflake Class A †	193,931	52,836,501
Twilio Class A †	419,267	150,697,138
NQ-101 [1/21] 3/21 (1551948)    1

Schedule of investments
Delaware U.S. Growth Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Technology (continued)
Visa Class A	711,068	$137,413,891
Wix.com †	252,948	62,490,803
		1,320,674,045
Total Common Stock (cost $1,680,976,814)		2,693,083,923

Short-Term Investments — 0.75%
Money Market Mutual Funds — 0.75%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	5,061,676	5,061,676
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	5,061,676	5,061,676
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	5,061,676	5,061,676
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	5,061,676	5,061,676
Total Short-Term Investments (cost $20,246,704)		20,246,704
Total Value of Securities—100.18% (cost $1,701,223,518)		2,713,330,627

Liabilities Net of Receivables and Other Assets—(0.18%)		(4,934,420)
Net Assets Applicable to 92,933,744 Shares Outstanding—100.00%		$2,708,396,207
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
2    NQ-101 [1/21] 3/21 (1551948)